Income Taxes - Details of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 14,692	¥ 12,604
Investments in subsidiaries and affiliates	33,553	54,678
Valuation of financial instruments	56,566	46,321
Accrued pension and severance costs	10,335	7,850
Other accrued expenses and provisions	123,567	102,922
Operating losses	466,531	437,899
Other	4,356	3,991
Gross deferred tax assets	709,600	666,265
Less-Valuation allowance	(565,103)	(490,603)	¥ (522,220)	¥ (490,986)
Total deferred tax assets	144,497	175,662
Deferred tax liabilities
Investments in subsidiaries and affiliates	109,087	107,020
Valuation of financial instruments	56,808	54,524
Undistributed earnings of foreign subsidiaries	735	736
Valuation of fixed assets	20,644	21,204
Other	8,670	4,899
Total deferred tax liabilities	195,944	188,383
Net deferred tax assets (liabilities)	¥ (51,447)	¥ (12,721)